LOSS PER CLASS A AND CLASS B ORDINARY SHARE - Schedule of basic loss per ordinary share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Loss for the period	¥ (789,750)	¥ (791,517)
Weighted average number of Class A and Class B ordinary shares in issue	1,001,081	906,856
Basic loss per Class A and Class B ordinary share	¥ (0.79)	¥ (0.87)
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Weighted average number of Class A and Class B ordinary shares in issue	1,001,081	906,856
Basic loss per Class A and Class B ordinary share	¥ (0.79)	¥ (0.87)